Schedule of Net Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred Income Tax Assets And Liabilities [Line Items]
Lease deposits and other (Investments and other assets)	¥ 92,948	¥ 92,242
Accrued expenses and other (Current liabilities)	(205,339)	(190,935)
Deferred income taxes and other (Long-term liabilities)	(61,002)	(47,124)
Total	86,354	92,491
Net Deferred Tax Assets
Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income taxes and other (Current assets)	49,098	52,369
Lease deposits and other (Investments and other assets)	51,154	53,343
Accrued expenses and other (Current liabilities)	(1,383)	(2,957)
Deferred income taxes and other (Long-term liabilities)	¥ (12,515)	¥ (10,264)